Segment Report	12 Months Ended
Jun. 30, 2025
Disclosure of entity's operating segments [Abstract]
Segment Report	Segment report
Accounting policy
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (CODM). The CODM has been identified as the Group CEO's office.

The group has one main economic product, being gold. In order to determine operating and reportable segments, management reviewed various factors, including geographical location as well as managerial structure. It was determined that an operating segment consists of a shaft or a group of shafts or open pit mine managed by an operational management team.
After applying the qualitative and quantitative thresholds from IFRS 8 Operating Segments, the reportable segments were determined as: Tshepong North, Tshepong South, Moab Khotsong, Bambanani, Joel, Doornkop, Target 1, Kusasalethu,
Masimong, Mponeng, Mine Waste Solutions and Hidden Valley. All other operating segments have been grouped together under all other surface operations.
The CODM comprises of the following executives:
▪Chief Executive Officer
▪Financial Director
▪Executive Director: Stakeholder Relations and Corporate Affairs
▪Deputy Chief Executive Officer
▪Chief Development Officer
▪Executive Operating Officer: Australasia.
The following members of the Group CEO’s office provide strategic and technical support to the CODM. As such, they are not considered part of the CODM for the purpose of IFRS 8:
▪Chief People Officer
▪Chief Corporate Officer
▪Chief Sustainability Officer
▪Chief Financial Officer: Treasury
▪Chief Information Officer.
When assessing profitability, the CODM considers the revenue and production costs of each segment. The net of these amounts is the production profit or loss. Therefore, production profit has been disclosed in the segment report as the measure of profit or loss. The CODM also considers capital expenditure, gold production and tonnes milled when assessing the overall economic sustainability of each segment. The CODM, however, does not consider depreciation or impairment and therefore these amounts have not been disclosed in the segment report.
Segment assets consist of mining assets and mining assets under construction included under property, plant and equipment which can be attributed to the segment. Current and non-current group assets that are not allocated at a segment level form part of the reconciliation to total assets.
A reconciliation of the segment totals to the group financial statements has been included in note 40.
Segment report continued

	Revenue[1] 30 June			Production cost 30 June			Production profit/(loss) 30 June			Segment assets 30 June			Capital expenditure# 30 June			Kilograms produced* 30 June			Tonnes milled* 30 June
	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023
	Rand million			Rand million			Rand million			Rand million			Rand million			Kg			000t
South Africa
Underground
Moab Khotsong	9 455	8 108	7 036	5 229	4 638	4 515	4 226	3 470	2 521	8 023	6 017	5 125	2 427	1 330	1 167	6 184	6 599	6 668	753	822	920
Mponeng	16 079	10 577	7 845	7 037	5 795	4 997	9 042	4 782	2 848	6 051	4 438	4 630	2 043	890	704	10 370	8 751	7 449	920	880	884
Tshepong North	4 447	3 877	3 530	3 107	2 827	2 701	1 340	1 050	829	2 553	2 369	2 226	695	559	553	2 900	3 248	3 354	673	726	795
Tshepong South	4 233	3 734	3 607	2 917	2 564	2 395	1 316	1 170	1 212	2 584	2 326	2 043	570	527	514	2 739	3 129	3 431	448	465	506
Doornkop	4 158	4 198	4 384	3 243	3 041	3 009	915	1 157	1 375	4 519	3 924	3 624	914	686	716	2 720	3 470	4 213	742	815	898
Joel	2 484	2 079	2 044	1 876	1 663	1 616	608	416	428	1 437	1 372	1 306	270	235	231	1 634	1 733	1 947	374	401	435
Target 1	2 161	2 262	1 308	2 534	2 352	2 009	(373)	(90)	(701)	2 067	1 951	1 745	491	488	428	1 387	1 859	1 275	391	462	365
Kusasalethu	5 594	4 638	3 621	4 003	3 670	3 343	1 591	968	278	690	520	634	461	226	253	3 629	3 842	3 460	544	584	567
Masimong	2 245	2 137	2 053	1 980	1 852	1 724	265	285	329	62	—	16	111	44	47	1 478	1 780	1 961	424	473	470
Bambanani[2]	—	—	18	—	—	16	—	—	2	—	—	—	—	—	—	—	—	—	—	—	—
Surface
Mine Waste Solutions	4 458	4 016	2 689	2 220	2 047	1 809	2 238	1 969	880	4 563	3 546	2 060	1 061	1 463	932	2 996	3 770	2 804	23 054	22 655	23 067
All other surface operations	7 495	6 463	4 945	3 921	3 694	3 371	3 574	2 769	1 574	1 479	1 268	1 234	334	338	316	4 879	5 296	4 719	18 787	19 676	19 382
Total South Africa	62 809	52 089	43 080	38 067	34 143	31 505	24 742	17 946	11 575	34 028	27 731	24 643	9 377	6 786	5 861	40 916	43 477	41 281	47 110	47 959	48 289
International
Hidden Valley	7 923	6 181	4 440	2 456	2 247	2 036	5 467	3 934	2 404	5 355	5 570	5 766	1 620	1 541	1 737	5 107	5 101	4 370	3 787	3 360	3 846
Total international	7 923	6 181	4 440	2 456	2 247	2 036	5 467	3 934	2 404	5 355	5 570	5 766	1 620	1 541	1 737	5 107	5 101	4 370	3 787	3 360	3 846
Total operations	70 732	58 270	47 520	40 523	36 390	33 541	30 209	21 880	13 979	39 383	33 301	30 409	10 998	8 327	7 598	46 023	48 578	45 651	50 897	51 319	52 135
Reconciliation of segment information to the group income statement and group balance sheet. Refer to note 40.	3 164	3 109	1 755	2 632	2 533	1 325	532	576	430	38 120	27 159	26 831	—	—	—	—	—	—	—	—	—
	73 896	61 379	49 275	43 155	38 923	34 866	30 741	22 456	14 409	77 503	60 460	57 240	10 998	8 327	7 598	46 023	48 578	45 651	50 897	51 319	52 135
#Capital expenditure for international operations excludes expenditure spent on Wafi-Golpu and Eva Copper of R857 million (2024: R71 million) (2023: R41 million).
*Production statistics are unaudited.
[1]Segment revenue consists of revenue from the sale of gold, realised gains or losses of the hedge-accounted gold derivatives and, for Mine Waste Solutions, the non-cash consideration of the streaming arrangement.
[2]The Bambanani operation closed during June 2022. The transactions in FY23 relate to the inventory at 30 June 2022.
Reconciliation of segment information to consolidated income statement and balance sheet

	SA Rand
Figures in million	2025	2024	2023
Reconciliation of production profit to consolidated profit before taxation
Revenue per segment report	70 732	58 270	47 520
Revenue per group income statement	73 896	61 379	49 275
Other metal sales treated as by-product credits in the segment report	(2 632)	(2 533)	(1 325)
Toll treatment services	(532)	(576)	(430)
Production costs per segment report	(40 523)	(36 390)	(33 541)
Production costs per group income statement	(43 155)	(38 923)	(34 866)
Other metal sales treated as by-product credits in the segment report	2 632	2 533	1 325

Production profit per segment report	30 209	21 880	13 979
Revenue not included in segments - Toll treatment services	532	576	430
Cost of sales items other than production costs	(6 480)	(8 310)	(4 669)
Amortisation and depreciation of mining assets	(4 765)	(4 546)	(3 355)
Amortisation and depreciation of assets other than mining assets	(77)	(96)	(99)
Rehabilitation expenditure	(142)	(3)	(32)
Care and maintenance cost of restructured shafts	(380)	(246)	(227)
Employment termination and restructuring costs	(200)	(86)	(597)
Share-based payments	(573)	(171)	(51)
Impairment of assets	—	(2 793)	—
Toll treatment costs	(368)	(420)	(323)
Other	25	51	15

Gross profit	24 261	14 146	9 740
Corporate, administration and other expenditure	(1 647)	(1 294)	(1 044)
Exploration expenditure	(915)	(1 047)	(506)
Gains/(losses) on derivatives	(59)	453	(194)
Foreign exchange translation gain/(loss)	(107)	97	(634)
Contingent consideration remeasurement	(830)	(484)	(64)
Other operating expenses	(346)	(195)	(204)

Operating profit	20 357	11 676	7 094
Acquisition-related costs	(40)	—	(214)
Share of profit from associate	106	81	57
Impairment of investments in associate	(23)	—	—
Investment income	1 504	809	663
Finance costs	(698)	(796)	(994)

Profit before taxation	21 206	11 770	6 606
40Reconciliation of segment information to consolidated income statement and balance sheet continued

	SA Rand
Figures in million	2025	2024	2023
Reconciliation of total segment assets to consolidated assets includes the following:
Non-current assets (a)
Property, plant and equipment not allocated to a segment	8 886	8 047	11 098
Mining assets (b)	1 259	1 064	1 080
Undeveloped property (c)	4 341	4 475	7 384
Other non-mining assets	776	567	516
Assets under construction (d)	2 510	1 941	2 118
Intangible assets	6	19	33
Restricted cash and investments	7 015	6 494	6 121
Investments in associates	197	165	111
Deferred tax assets	114	140	189
Other non-current assets	360	344	332
Derivative financial assets	236	453	269
Current assets
Inventories	3 825	3 603	3 265
Restricted cash and investments	46	39	41
Trade and other receivables	4 002	2 604	2 395
Derivative financial assets	332	558	110
Cash and cash equivalents	13 101	4 693	2 867
Total	38 120	27 159	26 831
(a)Non-current assets, excluding financial assets, relating to the group’s Australian and PNG operations only consists of property, plant and equipment.
(b)These balances relate to Wafi-Golpu assets and assets that provide services to several CGUs, such as Harmony One
Plant.
(c)Undeveloped properties comprise the Target North property, Eva Copper and Wafi-Golpu’s undeveloped properties. Refer to note 14 for the carrying amounts of these undeveloped properties. Refer to note 5 for details on the impairment of
Target North in 2024.
(d)Assets under construction consist of the Wafi-Golpu and Eva Copper assets.